CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Total Stockholders’ Equity	Preferred Stock	Common Stock	Additional Paid-in Capital	Distributions in Excess of Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests in Investment Entities	Noncontrolling Interests in Operating Company	Colony NorthStar	Colony NorthStar Total Stockholders’ Equity	Colony NorthStar Preferred Stock	Preferred Stock	Preferred Stock Total Stockholders’ Equity	Class A Common Stock	Class A Common Stock Total Stockholders’ Equity	Class A Common Stock Common Stock	Class A Common Stock Additional Paid-in Capital	Class A Common Stock Noncontrolling Interests in Operating Company
Beginning balance at Dec. 31, 2015	$ 5,416,240	$ 2,846,916	$ 607,200	$ 1,646	$ 2,387,770	$ (131,278)	$ (18,422)	$ 2,138,925	$ 430,399
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Investment entities	163,084
Operating Company	12,324
Net income	290,726	115,318				115,318
Other comprehensive income	(62,017)	(13,687)					(13,687)	(45,843)	(2,487)
Redemption of preferred stock	(19,998)	(19,998)	(19,998)
Contribution of preferred stock to an affiliate	19,998	19,998	19,998
Equity-based compensation	13,638	13,638		15	13,623
Redemption of OP Units for cash and class A common	(2,557)	18,571		14	18,557				(21,128)
Shares canceled for tax withholdings on vested stock awards	(2,862)	(2,862)		(3)	(2,859)
Contributions from noncontrolling interests	819,033							819,033
Distributions to noncontrolling interests	(621,207)							(587,539)	(33,668)
Acquisition of noncontrolling interests	(3,963)	725			725			(4,688)
Payment of accrued dividends on preferred stock assumed in Merger	(48,159)	(48,159)				(48,159)
Common stock dividends declared	(181,945)	(181,945)				(181,945)
Reallocation of equity (Notes 2 and 17)	0	25,284			25,284			(29,034)	3,750
Ending balance at Dec. 31, 2016	5,616,927	2,773,799	607,200	1,672	2,443,100	(246,064)	(32,109)	2,453,938	389,190
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Investment entities	129,996							129,996
Operating Company	(20,261)								(20,261)
Net income	(88,156)	(197,891)				(197,891)
Other comprehensive income	167,368	74,879					74,879	88,017	4,472
Merger consideration (Note 3)	6,720,454	6,720,454	1,010,320	3,891	5,706,243
Fair value of noncontrolling interests assumed in Merger	513,847							505,685	8,162
Issuance of Cumulative Redeemable Perpetual Preferred Stock										$ 660,000	$ 660,000	$ 660,000
Offering costs										(21,900)	(21,900)	(21,900)
Redemption of preferred stock				8	(8)					(635,785)	(635,785)	(635,785)
Common stock repurchases	(300,177)	(300,177)		(234)	(299,943)
Equity-based compensation	154,429	104,374		81	104,293				50,055
Redemption of OP Units for cash and class A common					(21,800)										$ (5,085)	$ 22,831	$ 17	$ 22,814	$ (27,916)
Exchange of notes for Class A common stock															3,279	3,279	2	3,277
Shares canceled for tax withholdings on vested stock awards	(5,668)	(5,668)		(4)	(5,664)
Settlement of call spread option	6,900	6,900			6,900
Costs of noncontrolling equity	(9,209)	(9,209)			(9,209)
Deconsolidation of investment entity	(4,000)							(4,000)
Contributions from noncontrolling interests	1,190,383							1,190,383
Distributions to noncontrolling interests	(879,889)							(844,502)	(35,387)
Payment of accrued dividends on preferred stock assumed in Merger	(138,196)	(138,196)				(138,196)				$ (12,869)	$ (12,869)	(12,869)
Common stock dividends declared	(583,261)	(583,261)				(583,261)
Reallocation of equity (Notes 2 and 17)	0	(53,635)			(58,181)		4,546	19,555	34,080
Ending balance at Dec. 31, 2017	12,349,392	8,407,925	1,606,966	5,433	7,913,622	(1,165,412)	47,316	3,539,072	402,395
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Investment entities	19,243							19,243
Operating Company	(4,378)								(4,378)
Net income	(26,462)	(41,327)				(41,327)
Other comprehensive income	32,404	2,177					2,177	30,107	120
Common stock repurchases	(246,441)	(246,441)		(423)	(246,018)
Equity-based compensation	12,169	10,755		33	10,722				1,414
Redemption of OP Units for cash and class A common					(5,800)										$ (2,096)	$ 24	0	24	(2,120)
Shares canceled for tax withholdings on vested stock awards	(31,752)	(31,752)		(29)	(31,723)
Deconsolidation of investment entity	(330,980)							(330,980)
Contributions from noncontrolling interests	97,867							97,867
Distributions to noncontrolling interests	(86,063)							(82,512)	(3,551)
Payment of accrued dividends on preferred stock assumed in Merger	(31,387)	(31,387)				(31,387)
Common stock dividends declared	(55,852)	(55,852)				(55,852)
Reallocation of equity (Notes 2 and 17)	0	(11,929)			(11,675)		(254)	(5,822)	17,751
Ending balance at Mar. 31, 2018	11,679,579	8,000,973	1,606,966	5,014	7,634,952	(1,294,996)	49,037	3,266,975	411,631
Beginning balance at Dec. 31, 2017	12,349,392	8,407,925	1,606,966	5,433	7,913,622	(1,165,412)	47,316	3,539,072	402,395
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Investment entities	67,994							67,994
Operating Company	(39,854)								(39,854)
Net income	(491,467)	(519,607)				(519,607)
Other comprehensive income	(68,329)	(33,043)					(33,043)	(33,421)	(1,865)
Redemption of preferred stock					(529)							$ (199,471)	$ (200,000)	$ (200,000)
Common stock repurchases	(350,710)	(350,710)		(614)	(350,096)
Equity-based compensation	41,606	39,706		34	39,672			486	1,414
Redemption of OP Units for cash and class A common	(4,830)	29,034			(34,100)												$ 20	29,014	(33,864)
Shares canceled for tax withholdings on vested stock awards	(34,203)	(34,203)		(33)	(34,170)
Reclassification of contingent consideration out of liability at end of measurement period	12,539	12,539			12,539
Issuance of OP Units and common stock—contingent consideration	24,609	1		1					24,608
Deconsolidation of investment entity	(330,980)							(330,980)
Contributions from noncontrolling interests	1,059,891							1,059,891
Distributions to noncontrolling interests	(503,054)							(489,261)	(13,793)
Payment of accrued dividends on preferred stock assumed in Merger	(115,019)	(115,019)				(115,019)
Common stock dividends declared	(217,246)	(217,246)				(217,246)
Reallocation of equity (Notes 2 and 17)	(24,609)	(12,105)			(12,033)		(72)	(34,053)	21,549
Ending balance at Dec. 31, 2018	11,146,370	7,006,052	1,407,495	4,841	7,598,019	(2,018,302)	13,999	3,779,728	360,590
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Investment entities	49,988							49,988
Operating Company	(6,611)								(6,611)
Net income	(31,599)	(74,976)				(74,976)
Other comprehensive income	(9,071)	8,045					8,045	(17,629)	513
Common stock repurchases	(3,167)	(3,167)		(7)	(3,160)
Equity-based compensation	6,541	6,350		27	6,323			191
Redemption of OP Units for cash and class A common	0	33			(12,500)													$ 33	$ (33)
Shares canceled for tax withholdings on vested stock awards	(3,007)	(3,007)		(6)	(3,001)
Contributions from noncontrolling interests	305,216							305,216
Distributions to noncontrolling interests	(110,827)							(107,377)	(3,450)
Payment of accrued dividends on preferred stock assumed in Merger	(27,137)	(27,137)				(27,137)
Common stock dividends declared	(53,410)	(53,410)				(53,410)
Reallocation of equity (Notes 2 and 17)	0	12,827			12,733		94	(12,533)	(294)
Ending balance at Mar. 31, 2019	$ 11,215,441	$ 6,868,705	$ 1,407,495	$ 4,855	$ 7,610,947	$ (2,176,730)	$ 22,138	$ 3,996,206	$ 350,530